SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Item	Dec. 31, 2014 USD ($)
Concentration Risk [Line Items]
FDIC insured limit	$ 250,000	$ 250,000	$ 250,000
Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of major customers | Item		2
Accounts Receivable [Member] | Major Customer One [Member]
Concentration Risk [Line Items]
Gross accounts receivable		$ 1,929,000
Accounts Receivable [Member] | Major Customer Two [Member]
Concentration Risk [Line Items]
Gross accounts receivable		$ 1,658,000
Net Revenue [Member] | Krill Oil [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.20%	35.30%	40.60%